Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal income tax rate	15.00%	15.00%	15.00%
Deferred tax liablity related to earnings that may be distributed by the PRC subsidiaries	$ 3,000
Deferred tax liabilities for income taxes on remaining undistributed earning intends to permanently reinvest	0
Net operating loss carry forwards	251,513
Valuation allowance	59,515	51,884	36,945	29,132
Assumption utilized to recognize valuation allowance	As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized.
Effect of tax holiday	7,744
Effect of tax holiday, reduction in basic earnings per share	$ 0.07
Effect of tax holiday, reduction in diluted earnings per share	$ 0.06
Unrecognized tax benefits	3,659	5,484	3,651
Shenzhen Mindray Software Technology Co Ltd | New And Hi Tech Enterprises
Income Taxes [Line Items]
Income tax exemption term	entitled to a tax holiday under the EIT law which provided an EIT exemption from 2013 to 2014, and the 50% tax reduction from 2015 through 2017.
Shenzhen Mindray Software Technology Co Ltd | New And Hi Tech Enterprises | 2015 through 2017
Income Taxes [Line Items]
Corporate income tax rate, tax holidays	50.00%
Mindray DS USA Inc
Income Taxes [Line Items]
Net operating loss carry forwards	92,789
Mindray DS USA Inc | Minimum
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2029
Mindray DS USA Inc | Maximum
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2033
ZONARE
Income Taxes [Line Items]
Net operating loss carry forwards	123,124
ZONARE Medical Systems Inc | Minimum
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2018
ZONARE Medical Systems Inc | Maximum
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2033
PRC
Income Taxes [Line Items]
Withholding income tax rate for dividends declared	10.00%
Undistributed earnings of PRC subsidiaries	1,177,764	993,476
Unrecognized deferred tax liability on permanently reinvested earnings	$ 66,296	$ 55,933
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | New And Hi Tech Enterprises
Income Taxes [Line Items]
Federal income tax rate	15.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2009
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2010
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2011
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2012
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2013
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | Nationwide Key Software Enterprise Status | 2014
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
United States | Mindray DS USA Inc
Income Taxes [Line Items]
Effective tax rate	40.20%
Number of years tax returns are subject to examination	3 years
United States | ZONARE
Income Taxes [Line Items]
Effective tax rate	38.90%
Number of years tax returns are subject to examination	3 years
HONG KONG
Income Taxes [Line Items]
Withholding income tax rate for dividends declared	5.00%